Business segments - Disclosure of operating segments (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Capital expenditures	S/ 271,589	S/ 256,174
Total assets	71,562,293	63,744,409
Total liabilities	62,658,845	56,655,933
Banking [Member]
Disclosure of operating segments [line items]
Capital expenditures	195,177	176,082
Total assets	53,019,361	47,440,393
Total liabilities	46,676,473	41,986,416
Insurance [Member]
Disclosure of operating segments [line items]
Capital expenditures	69,643	70,333
Total assets	13,917,641	12,572,396
Total liabilities	12,943,718	11,795,308
Wealth Management [Member]
Disclosure of operating segments [line items]
Capital expenditures	6,769	9,718
Total assets	4,098,057	3,808,939
Total liabilities	3,244,210	2,996,179
Holding and eliminations [Member]
Disclosure of operating segments [line items]
Capital expenditures	0	41
Total assets	527,234	(77,319)
Total liabilities	S/ (205,556)	S/ (121,970)